Share Based Compensation (Options by Price) (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding options, shares	23,300
Outstanding options, weighted-average remaining contractual life (in years)	4 years 2 months
Outstanding options, weighted-average exercise price	$ 7.61
Exercisable options, shares	13,536
Exercisable options, weighted-average exercise price	$ 8.37
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 0
Exercise price range, upper range limit	$ 5.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding options, shares	2,221
Outstanding options, weighted-average remaining contractual life (in years)	2 years 7 months
Outstanding options, weighted-average exercise price	$ 4.60
Exercisable options, shares	1,896
Exercisable options, weighted-average exercise price	$ 4.53
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 5.64
Exercise price range, upper range limit	$ 6.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding options, shares	8,623
Outstanding options, weighted-average remaining contractual life (in years)	4 years 5 months
Outstanding options, weighted-average exercise price	$ 6.02
Exercisable options, shares	5,681
Exercisable options, weighted-average exercise price	$ 6.02
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 6.03
Exercise price range, upper range limit	$ 15.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding options, shares	10,265
Outstanding options, weighted-average remaining contractual life (in years)	5 years 1 month
Outstanding options, weighted-average exercise price	$ 6.82
Exercisable options, shares	3,768
Exercisable options, weighted-average exercise price	$ 6.71
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 15.96
Exercise price range, upper range limit	$ 24.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding options, shares	2,191
Outstanding options, weighted-average remaining contractual life (in years)	0 years 10 months
Outstanding options, weighted-average exercise price	$ 20.64
Exercisable options, shares	2,191
Exercisable options, weighted-average exercise price	$ 20.64